PHOENIX ASSET TRUST
                   PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

      Supplement dated August 23, 2006 to the Prospectus dated May 1, 2006, as supplemented May 22, 2006
        and to the Statement of Additional Information dated May 1, 2006, as supplemented May 22, 2006

IMPORTANT NOTICE TO INVESTORS

    The Board of Trustees of the Phoenix Asset Trust (the "Board"), on behalf of Phoenix CA Intermediate Tax-Free Bond Fund, has unanimously approved the merger of the Phoenix CA Intermediate Tax-Free Bond Fund with and into the Phoenix CA Tax-Exempt Bond Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission.

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               MERGING FUND                             SURVIVING FUND
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Phoenix CA Intermediate Tax-Free Bond Fund      Phoenix CA Tax-Exempt Bond Fund
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    Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix CA Intermediate Tax-Free Bond Fund will transfer all or substantially all of its assets to the Phoenix CA Tax-Exempt Bond Fund in exchange for shares of the Phoenix CA Tax-Exempt Bond Fund and the assumption by the Phoenix CA Tax-Exempt Bond Fund of all liabilities of the Phoenix CA Intermediate Tax-Free Bond Fund. Following the exchange, the Phoenix CA Intermediate Tax-Free Bond Fund will distribute the shares of the Phoenix CA Tax-Exempt Bond Fund to its shareholders pro rata, in liquidation of the Phoenix CA Intermediate Tax-Free Bond Fund.

    The merger will be effective on or about October 6, 2006.

    Additional information about the merger, as well as information about the Phoenix CA Tax-Exempt Bond Fund, will be distributed to shareholders of the Phoenix CA Intermediate Tax-Free Bond Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




PXP 1718/CAITFBF Merger (08/06)